INVESTMENTS IN EQUITY AND COST INVESTEES (Tables)	12 Months Ended
Jun. 30, 2013
Equity and Cost Method Investments [Abstract]
Schedule Of Long Term Investments Accounted For Equity Method Or Cost Method [Table Text Block]
The following long-term investments were accounted for under either the equity method or the cost method as indicated:

June 30, 2013	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits (losses)	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$5,826,468	$2,917,828	$47,713	$8,792,009
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	857,161	2,863,374	-	3,720,535
Beijing IPE Biotechnology Co., Ltd. (“IPE”)	23.39%	1,596,186	1,666,155	-	3,262,341
New Huake Electronic Technology Co., Ltd.	37.50%	242,770	(242,770)	-	-
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	485,539	(450,675)	-	34,864
Southcon Development Sdn. Bhd.	30.00%	283,117	(29,135)	-	253,982
		$9,291,241	$6,724,777	$47,713	$16,063,731

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$1,541,005	$-	$-	$1,541,005
Zhongjijing Investment Consulting Co., Ltd.	5.00%	323,693	-	-	323,693
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,754,003	-	-	1,754,003
Zhejiang Sanxin Engineering Co., Ltd.	6.00%	97,107	-	-	97,107
		$3,715,808	$-	$-	$3,715,808

June 30, 2012	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits (losses)	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$5,691,790	$943,733	$46,610	$6,682,133
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	837,348	2,421,214	-	3,258,562
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,559,290	1,354,973	-	2,914,263
New Huake Electronic Technology Co., Ltd.	37.50%	237,158	(237,158)	-	-
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	474,316	(248,345)	-	225,971
		$8,799,902	$4,234,417	$46,610	$13,080,929

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$1,505,385	$-	$-	$1,505,385
Zhongjijing Investment Consulting Co., Ltd.	5.00%	316,211	-	-	316,211
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,080,179	-	-	1,080,179
Zhejiang Sanxin Engineering Co., Ltd.	6.00%	94,863	-	-	94,863
		$2,996,638	$-	$-	$2,996,638